Income Taxes - Schedule of Income Before Income Taxes Was Subject To Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
United States	$ (24,772)	$ 37,548	$ (7,879)
Foreign	8,062	4,135	3,567
Total	$ (16,710)	$ 41,683	$ (4,312)